Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Common Stock	Accumulated Other Comprehensive Loss	Retained Earnings	Noncontrolling Interest	Total
Balances at Dec. 31, 2014	$ 1	$ (253)	$ 2,982	$ 5	$ 2,735
Comprehensive income:
Net earnings (losses)			171	1	172
Other comprehensive loss, net of tax		(25)			(25)
Balances at Dec. 31, 2015	1	(278)	3,153	6	2,882
Comprehensive income:
Net earnings (losses)			312	2	314
Other comprehensive loss, net of tax		(26)			(26)
Addition to noncontrolling interests				5	5
Balances at Dec. 31, 2016	1	(304)	3,465	13	3,175
Increase (Decrease) in Stockholders' Equity
Adoption of accounting guidance		(45)	45
Comprehensive income:
Net earnings (losses)			247	(1)	246
Other comprehensive loss, net of tax		(5)			(5)
Reduction to noncontrolling interests				(1)	(1)
Dividends on common stock			(7)		(7)
Balances at Dec. 31, 2017	$ 1	$ (354)	$ 3,750	$ 11	$ 3,408